Loans and Related Allowance for Credit Losses, Payment Performance of Commercial Loan Modifications (Details) - Total Commercial [Member] $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 897
Charge-offs	47
Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	791
Current-29 days past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	688
30-89 days past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	95
90 days or more past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	8
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	430
Charge-offs	45
Commercial and industrial loans [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	324
Commercial and industrial loans [Member] | Current-29 days past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	308
Commercial and industrial loans [Member] | 30-89 days past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	8
Commercial and industrial loans [Member] | 90 days or more past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	8
Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	467
Charge-offs	2
Commercial real estate [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	467
Commercial real estate [Member] | Current-29 days past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	380
Commercial real estate [Member] | 30-89 days past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	87
Commercial real estate [Member] | 90 days or more past due [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 0